12. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RecoverableTaxesLineItems [Line Items]
Provision for losses	R$ (169.5)	R$ (164.6)	R$ (171.4)
Current tax assets	3,147.1	2,328.7
Current	728.9	846.1
Non-current	2,418.2	1,482.6
Current tax assets	528.7	433.7
Provision for losses	(9.0)	(9.0)
Current tax assets	519.3	424.7
Current	499.3	388.7
Non-current	20.0	36.0
State ICMS ("VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	1,681.9	1,575.1
Provision for losses	122.9	(114.3)	(113.9)
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	430.6	331.6
Provision for losses	(19.7)	(19.9)	(25.1)
Income tax credits [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets		433.7
IPI ("Federal VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	791.2	201.3
Provision for losses	(13.5)	(14.7)	(14.7)
INSS ("Brazilian Social Security") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	280.4	280.4
Other [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	123.9	95.9
Provision for losses	R$ (4.4)	R$ (6.7)	R$ (8.7)